Business combinations (Details Textual) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 03, 2017	Nov. 01, 2014	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Purchase Price Consideration [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				$ 12,300
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				5,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 197,312
Payments to Acquire Businesses, Gross	91,768			$ 91,768	$ 0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.00%
Partners' Capital Account, Units, Sold in Public Offering			6,588,389
Business Acquisition, Pro Forma Revenue						$ 96,526
Business Acquisition, Pro Forma Net Income (Loss)						$ 32,200
Above market time character [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 11,760			$ 11,800
Underwritten Public Offering [Member]
Purchase Price Consideration [Line Items]
Gross Proceeds from Public Offering			$ 111,500
Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Percentage of Partnership Interest	51.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			51.00%
Hoegh LNG Colombia S.A.S. [Member]
Purchase Price Consideration [Line Items]
Deferred Tax Assets, Net				100
Hoegh Gallants [Member]
Purchase Price Consideration [Line Items]
Repayments of Debt			$ 12,600
Net Cash Used for Working Capital Adjustments			$ 6,600
Hoegh LNG FSRU IV Ltd. [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Pro Forma Revenue				12,300
Business Acquisition, Pro Forma Net Income (Loss)				$ 5,600
Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Hoegh Grace Entities and Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 400
Payments to Acquire Businesses, Gross	$ 91,800
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		20 years		9 years 6 months
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		10 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		15 years